Stock Incentive Plan	12 Months Ended
Jan. 31, 2022
Share-based Payment Arrangement [Abstract]
Stock Incentive Plan
6.	Stock Incentive Plans
Legacy IronNet’s Board of Directors adopted and the stockholders approved Legacy IronNet’s 2014 Stock Incentive Plan (the “2014 Plan”) on September 29, 2014 and on October 17, 2014, respectively. The 2014 Plan was periodically amended, most recently on June 7, 2019. The 2014 Plan permitted the grant of incentive stock options “ISOs,”
non-qualified
stock options “NSOs,” stock appreciation rights, restricted stock, restricted stock units “RSUs,” and other stock-based awards. ISOs were only able to be granted to Legacy IronNet’s employees and to any of the employees of Legacy IronNet’s subsidiary corporations’ employees. All other awards could be granted to employees, directors and consultants of Legacy IronNet’s and to any of Legacy IronNet’s parent or subsidiary corporation’s employees or consultants. As of August 26, 2021, the closing date of the Merger, no additional awards will be granted under the 2014 Plan. The terms of the 2014 Plan will continue to govern the terms of outstanding equity awards that were granted prior to the closing date.
On August 26, 2021, per the Merger Agreement, the outstanding Legacy IronNet ISO and RSU grants issued under the 2014 Plan were converted to their post-transaction equivalents based on the conversion ratio, totaling 18,972 shares in the Combined Company when exercised or converted.
The 2021 Equity Incentive Plan (the “2021 Plan”) was approved by Legacy LGL’s stockholders on August 26, 2021. Under the 2021 Plan, the Company may grant ISOs, RSUs and other equity securities to acquire, to convert into, or to receive up to 13,500 shares of Class A common stock. As of January 31, 2022, 9,803 share equivalents remained available to issue under the 2021 Plan.
All share equivalents issued or issuable under the 2014 Plan and the 2021 Plan (together, the “Stock Incentive Plans”) normally vest over a forty-eight month period, some of which have a first year cliff vest for the first 25% of their vesting, during which time no vesting occurs. In limited cases, vesting as short as twelve months with no cliff, vesting based on performance criteria and acceleration under certain events have also been permitted; however, such exceptions apply to less than 20% of the share equivalents authorized under the Stock Incentive Plans.
Stock Options
The exercise price of each ISO granted under the Stock Incentive Plans may not be less than the fair market value per share of the underlying Class A common stock on the date of grant. The Board of Directors establishes the term and the vesting of all options issued under the Stock Incentive Plans; however, in no event will the term exceed ten years.
Presented below is a summary of the status of the stock options under the 2014 Stock Incentive Plan, as no stock options have been granted under the 2021 Plan:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Intrinsic Value of outstanding options
	(in thousands)
Outstanding at February 1, 2020	3,602	$0.54	5.9	$4,088
Granted	—	—	—	—
Exercised	(403)	$0.52	5.2	$468
Forfeited or expired	(1,017)	$0.57	6.1	—

Outstanding at January 31, 2021	2,182	$0.53	5.9	$5,573

Exercisable at January 31, 2021	1,995	$0.53	5.9	$5,570

Outstanding at February 1, 2021	2,182	$0.53	4.9	$5,573
Granted	—	—	—	—
Exercised	(749)	$0.49	4.8	$1,940
Forfeited or expired	(116)	$0.57	5.3	—

Outstanding at January 31, 2022	1,317	$0.55	4.9	$3,773

Exercisable at January 31, 2022	1,293	$0.54	4.9	$3,706

For the years ended January 31, 2022 and 2021, the Company recorded $43 and ($6) of compensation cost related to stock options, respectively. There were no options granted during the years ended January 31, 2022 and 2021. The total fair value of shares vested, net of forfeitures, was $2,062 and $1,672 for the years ended January 31, 2022 and 2021, respectively.
Stock compensation expense for ISOs is recognized on a straight-line basis and with a provision for forfeitures matched to historical experience for matured grant cohorts. At January 31, 2022, total unrecognized compensation cost, adjusted for estimated forfeitures, related to unvested stock options was not significant. The weighted-average remaining vesting period of unvested stock options at January 31, 2022 was 4.9 years.
The Company uses the Black-Scholes option pricing model to estimate the fair value of options granted. The Black-Scholes model takes into account the fair value of an ordinary share and the contractual and expected term of the stock option, expected volatility, dividend yield, and risk-free interest rate. Prior to becoming a public company, the fair value of the Company’s common stock was determined utilizing an external third-party pricing specialist.
The contractual term of the option ranges from the one to ten years. Expected volatility is the average volatility over the expected terms of comparable public entities from the same or similar industry as a substitute for the historical volatility of the Company’s common shares, which is not determinable without an active external or internal market. The risk-free interest rate for periods within the expected life of the option is based on the U.S. Treasury yield curve in effect at the time of grant. The Company has not historically distributed dividends and does not expect to distribute any dividends.
Restricted Stock Units
In addition to the applicable time or performance-based vesting criteria noted above, the RSUs granted under the 2014 Plan contained an additional vesting requirement that also required the occurrence of a liquidity event. On the date of the Merger, the Board of Directors resolved that the Merger constituted a liquidity event, which triggered the liquidity event criteria for vesting. As detailed in Note 3, in connection with the close of the Merger with Legacy LGL, the Company recognized a non-cash
expense for awards issued under the 2014 Plan in an amount of $155,518 during fiscal year 2022.
Presented below is a summary of the status of outstanding RSUs, including showing the vesting status based on time and performance-based criteria, other than the liquidity event condition:

	Number of Shares	Weighted Average Grant Date Fair Value
	(in thousands)
Non-vested at February 1, 2020	14,397	$1.62
Granted	2,029	3.08
Vested	(5,090)	1.70
Forfeited or expired	(1,624)	2.06

Non-vested at January 31, 2021	9,712	$1.82

Non-vested at February 1, 2021	9,712	$11.75
Granted	5,900	8.20
Vested	(3,818)	12.01
Forfeited or expired	(1,484)	12.85

Non-vested at January 31, 2022	10,310	$9.57

As of January 31, 2022, there are 20,128 RSUs outstanding, which is comprised of 3,697 RSUs with only service conditions, 1,303 RSUs with only performance conditions, and 15,128 RSUs with both service conditions and performance conditions. Of the outstanding RSUs, 651 shares with only performance conditions have vested and 9,167 RSUs with both service conditions and performance conditions have vested as of January 31, 2022.
As the closing of the Merger represented the satisfaction of the liquidity event vesting requirement for outstanding RSUs, and vesting was not probable until that time, all RSUs issued prior to the completion of the Merger were re-valued
at the date of the Merger using the closing share price on that date. All RSUs were assigned a fair value of $12.85. Subsequent to the closing of the Merger, the fair value of RSUs is based on the fair value of the Company’s common stock on the date of the grant or any further modification.
Stock compensation expense for RSUs granted under the 2014 Plan, which contain both service and performance conditions, is recognized on a graded-scale basis, recognizing expense over the respective vesting period for each tranche of shares under each award granted. Stock compensation expense for RSUs granted under the 2021 Plan have only service vesting conditions. Expense will be recognized on a straight-line basis for all RSU awards with only service conditions. In the event that a RSU grant holder is terminated before the award is fully vested for RSUs granted under either Plan, the full amount of the unvested portion of the award will be recognized as a forfeiture in the period of termination.
We recognized a total stock-based compensation expense, net of actual forfeitures, of $156,560 during the year ended January 31, 2022. $155,518 of this balance is associated with RSUs on a graded vesting schedule and $1,042 is associated with RSUs on a straight-line vesting schedule. As no RSUs vested until the occurrence of the liquidity event, which occurred on August 26, 2021, no stock-based compensation was recognized associated with RSUs in the year ended January 31, 2021.
As of January 31, 2022, there was approximately $46,568 of unrecognized compensation cost related to unvested RSUs without performance obligations. The weighted-average remaining vesting period was 2.68 years.
Employee Stock Purchase Plan
In August 2021, Legacy LGL’s Board of Directors adopted, and its stockholders approved, the 2021 Employee Stock Purchase Plan (the “ESPP”). The ESPP became effective immediately upon the closing of the Merger, and authorizes the issuance of shares of common stock pursuant to purchase rights granted to our employees.
The purpose of the ESPP is to provide a means by which our eligible employees and certain designated companies may be given an opportunity to purchase shares of our common stock, to assist us in retaining the services of eligible employees, to secure and retain the services of new employees and to provide incentives for such persons to exert maximum efforts for our success. The Plan includes two components: a 423 Component and a
Non-423
Component. We intend that the 423 Component will qualify as options issued under an “employee stock purchase plan” as that term is defined in Section 423(b) of the Code. Except as otherwise provided in the ESPP or determined by our board of directors, the
Non-423
Component will operate and be administered in the same manner as the 423 Component.
The price at which the common stock is purchased under the ESPP is equal to 85% of the fair market value of our common stock on the offering date or the purchase date, whichever is lower. Offerings, which are granted by the board of directors, will consist of one or more purchase periods and will not exceed a period of more than 27 months beginning on the offering date. The number of shares of common stock reserved for issuance automatically increase on February 1 of each year, by an amount that is the lesser of 1% of the total number of shares of common stock outstanding on January 31 of the preceding year, and 2 million shares, as determined by our board of directors. As of January 31, 2022, 2.7 million shares may be issued under the plan, and there have been no purchases of shares for any eligible employee.